Loans and Convertible Bridge Financing (Details) - USD ($)									1 Months Ended			4 Months Ended		5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 23, 2021	Jun. 01, 2021	Jun. 22, 2020	Jan. 07, 2020	Nov. 10, 2018	Oct. 10, 2018	Mar. 08, 2018	Jul. 31, 2020	Dec. 29, 2018	Aug. 31, 2017	Jun. 30, 2021	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Mar. 31, 2019
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield															0.00%
Expected volatility															80.00%
Expected life in years															2 years
Principal amounts															$ 1,300,000
Fair value aggregated amount			$ 403,725	$ 107,683	$ 1,097,955
Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield															0.00%
Expected volatility															59.69%
Risk free rate															2.87%
Expected life in years															2 years
Fair value of warrants amounted															$ 79,227		$ 50,510
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Finders fee, description															In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders (all together “CLA August 2017”), whereby the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600 and five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.20 and additional five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.00 that were granted as additional issuance costs.
Percentage of dividend yield															0.00%
Expected volatility															59.69%
Risk free rate															2.48%
Expected life in years															2 years
Fair value of warrants amounted															$ 0.17		$ 107,602
Interest rate										4.00%
Conversion price (in Dollars per share)															$ 180,281
Aggregate principal loan										$ 400,000
CLA December 2018 [Member] | Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Percentage of dividend yield																0.00%
Expected volatility																59.69%
Risk free rate																2.51%
Expected life in years																5 years
Fair value of warrants amounted															$ 34,948	$ 204,242
Fair value aggregated amount																45,327
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount											$ 905,555
Aggregate subscription amount											774,400
Net of issuance costs											$ 40,600
Warrants to purchase ordinary shares (in Shares)															1,659,971
Exercise price (in Dollars per share)											$ 1				$ 0.17
Warrants liabilities											$ 37,592				$ 492,034
Percentage of dividend yield											0.00%				0.00%
Expected volatility											69.00%				69.00%
Risk free rate											2.16%				2.16%
Expected life in years											4 years 7 months 17 days				4 years 7 months 20 days
Fair value of warrants amounted															$ 0	970
Additional principal loan (in Shares)																	22,322
CLA August 2017 [Member] | Five Year Warrants [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares)											33,332				905,555
Exercise price (in Dollars per share)											$ 1.2				$ 1.2
Purchase of ordinary shares (in Shares)											33,332
CLA August 2017 [Member] | Warrant [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Fair value of warrants amounted															$ 5,841	108,090
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Warrants liabilities															$ 42,591
Percentage of dividend yield															0.00%
Expected volatility															59.69%
Risk free rate															2.96%
Expected life in years															3 years 9 months
Fair value of warrants amounted															$ 11,359	199,083
Debt instrument, description							the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously (“CLA October 2018”). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, (“Additional Loan Amount”) and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of the Additional Loan Amount provided. In March, April, August and December 2019 such investor invested additional amounts of $500,000, $500,000, $100,000 and $150,000, respectively on the account of the account of the Additional Loan Amount (“CLA March-December 2019”). The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018. In July 2020, this investor invested additional $16,748 on the account of the Additional Loan Amount (“CLA July 2020”) and the Company granted the investor warrants to purchase ordinary shares for an aggregate purchase price of $83,740. The terms of that convertible loan and the associated warrants are the same as provided to the CLA October 2018. The CLA October 2018, CLA March-December 2019 and CLA July 2020 were required to be repaid by October 2020. This lender did not exercise its conversion right under the convertible loans prior to their repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loans due to financial difficulties and therefore the Company is was default under those agreements. On September 23, 2021, all those CLA’s (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. d. On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders (“CLA November 2018”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $225,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The granted warrants classified as liability at the issuance date, their fair value aggregated to $79,227 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.87% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $50,510 and were forfeited during 2020. The CLA November 2018 was required to be repaid by November 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement. On September 23, 2021, $25,000 out of that CLA (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. The CLA November 2018 definition from that date onwards refer to the remainder of that CLA that was not converted. e. On December 29, 2018, the Company entered into a convertible loan agreement with a new investor (“CLA December 2018”), whereby they provided the Company with a convertible loan in an aggregate principal loan amount of $400,000. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under this agreement, the Company issued the lender warrants to purchase ordinary shares for an aggregate purchase price of $2,000,000. As part of the CLA December 2018 the Company paid a finder’s fee of $40,000 and issued a five-year warrant commencing February 2019 to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The warrants issued to the new investor were classified as a liability. At the issuance date their fair value aggregated to $180,281, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.48% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $107,602 and were forfeited during 2020. The warrants issued as a finder’s fee compensation were classified as a liability. At the issuance date their fair value aggregated to $45,327, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years). As of December 31, 2021 and 2020, the fair value of the warrants amounted to $34,948 and $204,242, respectively. The CLA December 2018 was required to be repaid by December 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement. On September 23, 2021, these CLA (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. f. In January, February and April 2019, the Company entered into several convertible loan agreements with existing shareholders (“CLA January-April 2019”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $200,000. The convertible loans bear interest at Israeli prime plus 4% per annum. Under those agreements, the Company issued to lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,000,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The CLA January-April 2019 were required to be repaid by CLA January-April 2021. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under those agreements. On September 23, 2021, all those CLA’s (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. g. In August, September and December 2019, the Company entered into several convertible loan agreements with a new investor and existing shareholders (“CLA August-December 2019”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $475,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $2,375,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. The granted warrants classified as liability at the issuance date, their fair value aggregated to $409,668 (the Company used the following assumptions: 0% dividend yield, 54.50% expected volatility, 1.60% risk free rate and 2 expected life in years). As of December 31, 2020 the fair value of the warrants amounted to $1,334,255 and were forfeited during 2021. On September 23, 2021, $375,000 out of that CLA (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. The remainder of that CLA was not converted and should be refer as ‘CLA August 2019’ from that date onwards. h. In March and June 2021, the Company entered into several convertible loan agreements with new investors (“CLA March-June 2021”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $255,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $985,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17. On September 23, 2021, all those CLA’s (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. i. The fair value of the warrants issued as part of the convertible loan agreements (“CLA”) along with finder’s fees as applicable were bifurcated out of the principal loans. Commencing with the grant dates the Company is calculating the accretion back to the principal amount during the CLA period along with the related interest and record them financial expenses in connection with convertible loans’ as part of the financial expenses (income), net line item within the statement of operations. The Company’s CLA’s presented as part of its current liabilities as of December 31, 2021 as follows: Type of CLA Original principal loans amounts Additional principal loans provided Loans already converted Remaining principal loans amount Converted through Loans presented as of December 31, 2021 CLA August 2017(*) $905,555 $22,322 $(276,211) $651,666 2020 $1,057,711 Refer to Note 8.a. CLA May 2018(*) 170,000 — — 170,000 2019 230,224 Refer to Note 8.b. CLA November 2018(*) 225,000 — (25,000) 200,000 2020 (**) 236,129 Refer to Note 8.d. CLA August 2019(*) 475,000 — (375,000) 100,000 2021 (**) 113,513 Refer to Note 8.g. $1,775,555 $22,322 $(676,211) $1,121,666 $1,637,577 (*) Those CLA’s were not repaid on time and therefore were in default as of December 31, 2021. Due to such default, the Company presented those CLA’s in their fair value. (**) Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event. The Company’s CLA’s presented as part of its current liabilities as of December 31, 2020 as follows: Type of CLA Original principal loans amounts Additional principal loans provided Loans already converted Remaining principal loans amount Converted through Loans presented as of December 31, 2020 CLA August 2017(*) $905,555 $22,322 $(201,811) $726,066 2020 $1,230,038 Refer to Note 8.a.CLA May 2018(*) 170,000 — — 170,000 2019 218,875 Refer to Note 8.b.CLA October 2018(*) 1,000,000 — — 1,000,000 2020(**) 1591,030 Refer to Note 8.c.CLA November 2018(*) 225,000 — — 225,000 2020(**) 356,718 Refer to Note 8.d.CLA December 2018(*) 400,000 — — 400,000 2020(**) 629,647 Refer to Note 8.e.CLA January-April 2019 200,000 — — 200,000 2021(**) 215,752 Refer to Note 8.f.CLA March-December 2019(*) 1,250,000 — — 1,250,000 2020(***) 1,932,525 Refer to Note 8.c.CLA August-December 2019 475,000 — — 475,000 2021(**) 368,559 Refer to Note 8.g.CLA July 2020(*) 16,748 — — 16,748 2020(**) 24,267 Refer to Note 8.c. $4,642,303 $22,322 $(201,811) $4,462,814 $6,567,411								The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.
Principal amounts	$ 25,000	$ 375,000
CLA May 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Loan bears an interest rate and terms, description								pursuant to which the shareholders provided the Company with an 18-month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years).
CLA July 2020 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts									$ 16,748
Aggregate purchase price									$ 83,740
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount						$ 225,000
Interest rate						4.00%
Aggregate purchase price						$ 1,125,000
Conversion price (in Dollars per share)						$ 0.17
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount													$ 200,000
Interest rate													4.00%
Aggregate purchase price													$ 1,000,000
Conversion price (in Dollars per share)													$ 0.17
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount														$ 475,000
Percentage of dividend yield															0.00%
Expected volatility															54.50%
Risk free rate															1.60%
Expected life in years															2 years
Fair value of warrants amounted															$ 409,668
Interest rate														4.00%			4.00%
Aggregate purchase price																	$ 2,375,000
Conversion price (in Dollars per share)														$ 0.17			$ 0.17
Warrants amount															$ 1,334,255
CLA March-June 2021 [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Debt aggregate principal amount												$ 255,000
Aggregate purchase price												$ 985,000
Conversion price (in Dollars per share)												$ 0.17
Convertible Notes [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Interest rate															10.00%
Bear interest rate															6.00%
Loan bears an interest rate and terms, description															The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes.
Shares converted, description															The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50, in October 2018 to $0.17 and further adjusted in September 2021 to $0.07.
Convertible notes															$ 84,758	$ 65,745
Conversion of shares (in Shares)															498,758	386,735
Investor [Member]
Loans and Convertible Bridge Financing (Details) [Line Items]
Investor additional amounts										$ 2,000,000			$ 500,000	$ 150,000			$ 150,000	$ 100,000	$ 500,000